Deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of classification type and currency of the balances

Thousand of Reais	2024	2023
Classification:
Financial liabilities at amortized cost	158,565,482	118,511,957
Total	158,565,482	118,511,957
Type:
Demand deposits (1)	858,846	5,100,220
Time deposits (2)	126,587,555	95,289,502
Repurchase agreements	31,119,081	18,122,235
Comprising:
Operations Backed by Private Securities (3)	13,688	62,882
Backed operations with Government Securities	31,105,393	18,059,353
Total	158,565,482	118,511,957
(1)	Non-remunerated accounts.
(2)	Includes transactions with credit institutions arising from export and import financing lines, domestic transfers (BNDES and Finame), foreign transfers, and other overseas credit lines.
(3)	These primarily relate to repurchase agreements secured by debentures issued by the Bank itself.

Schedule of deposits from the brazilian central bank and deposits

Thousand of Reais	2024	2023
Currency:
Real	46,181,480	43,195,827
Euro	8,739,945	-
U.S. dollar	101,701,923	71,924,538
Other currencies	1,942,134	3,391,592
Total	158,565,482	118,511,957